OPERATING LEASES - LESSEE	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Operating Leases - Lessee
OPERATING LEASES - LESSEE

8. OPERATING LEASES - LESSEE

The Company has an operating lease for office space, with a term of 5 years. As of December 31, 2023, the Company did not have any additional material operating leases that were entered into, but not yet commenced.

The maturity schedule of future minimum lease payments under operating leases and the reconciliation to the operating lease liabilities reported on the Consolidated Balance Sheets was as follows:

December 31,
2023

Remaining six months ending June 30, 2024	$43,857
2025	89,003
2026	90,588
2027	92,220
Thereafter	31,113
Total operating lease payments	346,781
Present value adjustment	(40,922)
Total operating lease liabilities	$305,859

The total operating lease liability amount consists of current and long-term portion of operating lease liabilities of $88,230 and $217,629 respectively.

Operating lease costs were $43,925 and $29,284 for the six months ended December 31, 2023 and 2022, respectively.

The following table summarizes the weighted-average remaining lease term and weighted-average discount rate related to the Company’s operating leases as of December 31, 2023:

December 31,
2023

Weighted-average remaining lease term, years	3.8
Weighted-average discount rate, %	7.0%

8. OPERATING LEASES - LESSEE

The Company has an operating lease for office space, with a term of 5 years. As of June 30, 2023, the Company did not have any additional material operating leases that were entered into, but not yet commenced.

The maturity schedule of future minimum lease payments under operating leases and the reconciliation to the operating lease liabilities reported on the

Consolidated Balance Sheets was as follows:

June 30, 2023

2024	$87,465
2025	89,003
2026	90,588
2027	92,220
Thereafter	31,113
Total operating lease payments	390,389
Present value adjustment	(53,615)
Total operating lease liabilities	$336,774

The total operating lease liability amount consists of current and long-term portion of operating lease liabilities of $87,465 and $251,214, respectively.

Operating lease costs were $73,208 and $0 for the fiscal years ended June 30, 2023 and 2022, respectively.

The following table summarizes the weighted-average remaining lease term and weighted-average discount rate related to the Company’s operating leases as of June 30, 2023:

June 30, 2023

Weighted-average remaining lease term, years	4.3
Weighted-average discount rate, %	7.0%